Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Financial Instrument [Abstract]
Fair value through profit or loss Warrants held-for-trading	$ 24	$ 1,082
Embedded derivative asset	9,671	6,600	$ 0
Available-for-sale Investment in marketable securities	736	673
Financial assets	$ 10,431	$ 8,355